Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen
	2016		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥3,944,397	¥3,944,397	¥5,780,340	¥5,780,340
Not practicable	2,004,344	–	2,144,574	–
Noncurrent refundable insurance policies (other assets)	155,727	155,727	211,526	211,526
Long-term borrowings	–	–	8,500,000	8,485,311
Long-term accounts payable (other noncurrent liabilities)	–	–	1,468,183	1,466,952